CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 27,248	$ 3,977	$ 13,493
Other comprehensive income related to:
Other comprehensive income, related to unrealized gain on marketable securities, net of tax	453	32	12
Change in unrealized gain on derivatives, net of tax:
Gain on derivatives recognized in other comprehensive income	3,445	535	(489)
Gain on derivatives (effective portion) reclassified into earnings	(2,126)	(291)	245
Other comprehensive income, related to unrealized gain on derivatives	1,319	244	(244)
Other comprehensive income related to:
Other comprehensive income (loss), related to unrealized gain (loss) on marketable securities, net of tax	453	32	12
Other comprehensive income, net of tax	1,772	276	(232)
Total comprehensive income	$ 29,020	$ 4,253	$ 13,261